New standards and interpretations - Vasta Platform (Successor)	12 Months Ended
Dec. 31, 2019
Vasta Platform (Successor)
New standards and interpretations
New standards and interpretations
4.	New standards and interpretations

New standards issued by the IASB are effective for the year commencing on January 1, 2019.

a.	IFRS 16 - Leases

This standard introduces a single, on-balance sheet lease accounting model for lessees. A lessee recognizes a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. There are recognition exemptions for short-term leases and leases of low-value items.

IFRS 16 supersedes IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases-Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease.

Upon adoption of IFRS 16, the leases impacted the financial statements differently due to:

a)	Recognition of right-of-use assets and lease liabilities in the combined carve-out statement of financial position initially measured at present value of the future minimum lease payments;
b)	Recognition of depreciation expenses of right-of-use assets and interest expense on lease liabilities in the combined carve-out statement of profit or loss and other comprehensive income; and
c)

Separation of the total amount of cash paid on these transactions between principal (presented within financing activities) and interest (presented in operating activities) in the combined carve-out statement of cash flow.

The effect of adoption IFRS 16

The Business applied the new standard by choosing the modified retrospective approach with the cumulative effect recognized at the date of initial application within “Parent’s net investment” and did not restate comparative amounts for the year prior to first adoption. Right-of-use assets for property leases were measured on transition as if the new rules had always been applied but discounted using the lessee’s incremental borrowing rate at the date of initial application. All other right-of-use assets were measured at the amount of the lease liability on adoption (adjusted for any prepaid or accrued lease expenses).

In the transition process, the Business chose to not use the practical expedient that allows not to reevaluate whether a contract is or contains a lease. That means, Business’s Management identified all contracts entered before January 1, 2019 and assessed whether they contain leases according to the new accounting rules established by IFRS 16.

As permitted, short-term leases (lease term of 12 months or less) and leases of low value assets (such as personal computers and office furniture) will maintain recognition of their lease expenses on a straight-line basis in the combined carve-out statement of profit or loss and other comprehensive income.

The Business also applied the available transition practical expedients wherein it:

•

Use of a single discount rate for each rental portfolio with reasonably similar characteristics, in this sense, the incremental borrowing rate, measured on January 1, 2019, applicable to each of the leased asset portfolios, was obtained. Through this methodology, the Business obtained a weighted average rate of 9.67%;

•	Applied the short-term leases exemptions to leases with lease term that ends within 12 months at the date of initial application;

•	Excluded the initial direct costs from the measurement of the right-of-use asset at the date of initial application;

•	Used hindsight in determining the lease term where the contract contains options to extend or terminate the lease;

•	The Business did not separate non-lease components from contracts that also have lease components.

As a result of the above facts, the Business recognized the following amounts in the opening balances of its financial position:

	December 31, 2018	Opening Balance adjustments	January 1, 2019
Non-current assets
Property, plant and equipment	58,306	150,311	208,617
Deferred Income Tax and Social Contribution	—	3,278	3,278
	58,306	153,589	211,895
Current liabilities
Lease Liabilities	—	13,274	13,274
Non-current liabilities
Lease Liabilities	—	140,598	140,598
	—	153,872	153,872
Parent’s net investment	3,268,501	(283)	3,268,218

Additionally, the table below summarizes the accounting impacts of the adoption of this new accounting standard on the combined carve-out statement of profit or loss and other comprehensive income for the year ended on December 31, 2019:

December 31, 2019
Depreciation	19,560
Financial Expenses	(16,312)
Deferred income tax and social contribution	(2,167)

Lease Liabilities presented above are related to the commitment balances presented in Note 26 of the combined carve-out financial statement as of December 31, 2018 and for the period from October 11 to December 31, 2018.

The lease liabilities as at January 1, 2019 can be reconciled to the operating lease commitments as of December 31, 2018 as follows:

Operating lease commitments as at December 31, 2018, according to IAS 17	239,144
Extension option reasonably certain to be exercised	43,096
Short-term leases exeptions	(4,317)
Discounted using the incremental borrowing rate at January 1, 2019	(124,051)
153,872

a.	Summary of new accounting policies

Set out below are the new accounting policies of the Business upon adoption of IFRS 16, which have been applied from the date of initial application:

(i)	Right-of-use assets

The Business recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. The recognized right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life or the lease term, as the majority of the Business’ leases are related to property leases.

(ii)	Lease liabilities

At the commencement date of the lease, the Business recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Business and payments of penalties for terminating a lease, if the lease term reflects the Business exercising the option to terminate. The variable lease payments that do not depend on an index or a rate are recognized as expense in the period on which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Business uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. The accounting amount of the lease liabilities is remeasured if there is a change in the term of the lease, a change in fixed lease payments or a change in valuation to purchase the right-of-use asset.

(iii)	Short-term leases and leases of low-value assets

The Business applies the short-term lease recognition exemption to its short-term leases of properties (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases of office equipment that are considered of low value. Lease payments on short-term leases and leases of low-value assets are recognized as expense on a straight-line basis over the lease.

(iv)	Determining the lease term of contracts with renewal options

The Business determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if reasonably certain to be exercised.

The Business has the option, under some of its leases to lease the assets for additional terms. The Business applies judgment in evaluating whether it is reasonably certain to exercise the option to renew. That is, it considers all relevant factors that create an economic incentive for it to exercise the renewal. After the commencement date, the Business reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise (or not to exercise) the option to renew (e.g., a change in business strategy).

b.	IFRIC 23 – Uncertain Tax Treatment

On June 7, 2017, the IFRS Interpretations Committee (IFRS IC) issued IFRIC 23, which clarifies how the recognition and measurement requirements of IAS 12—Income taxes, are applied where there is uncertainty over income tax treatments. IFRIC 23 applies to all aspects of income tax accounting where there is an uncertainty regarding the treatment of an item, including taxable profit or loss, the tax bases of assets and liabilities, tax losses and credits and tax rates.

IFRIC 23 sets out how to determine the accounting tax position when there is uncertainty over income tax treatments. The Interpretation requires an entity to:

•	determine whether uncertain tax positions are assessed separately or as a group; and

•	assess whether it is probable that a tax authority will accept an uncertain tax treatment used, or proposed to be used, by an entity in its income tax filings:

•	If yes, the entity should determine its accounting tax position consistently with the tax treatment used or planned to be used in its income tax filings.

•	If no, the entity should reflect the effect of uncertainty in determining its accounting tax position.

This interpretation did not have a material impact on the Business’ combined carve-out financial statements.

c.	Standards issued but not yet effective

A number of new standards are effective annual periods beginning after 1 January 2019 and earlier application is permitted, however, the Business has not early adopted the new or amended standards in preparing these combined carve-out financial statements.

The following amended standards and interpretations are not expected to have a significant impact on the Business’s combined carve-out financial statements.

— Amendments to References to Conceptual Framework in IFRS Standards

— Definition a Business (amendments to IFRS 3)

— Definition of Material (amendments to IAS 1 and IAS 8)